DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell US Multifactor ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 3.8%
Activision Blizzard, Inc.	3,973	$386,374
Alphabet, Inc., Class A *	52	122,556
Alphabet, Inc., Class C *	55	132,636
Altice USA, Inc., Class A *	4,776	172,223
AT&T, Inc.	3,394	99,885
Cable One, Inc.	101	183,372
Charter Communications, Inc., Class A *	252	175,022
Comcast Corp., Class A	3,314	190,025
Discovery, Inc., Class A *(a)	1,822	58,504
Discovery, Inc., Class C *	3,439	103,342
DISH Network Corp., Class A *	3,186	138,655
Electronic Arts, Inc.	4,782	683,491
Facebook, Inc., Class A *	282	92,702
Fox Corp., Class A	3,219	120,230
Fox Corp., Class B	1,566	56,814
IAC/InterActiveCorp *	3,927	626,239
Interpublic Group of Cos., Inc. (a)	18,070	608,778
John Wiley & Sons, Inc., Class A	853	54,063
Liberty Broadband Corp., Class A *	78	12,641
Liberty Broadband Corp., Class C *	3,469	576,860
Liberty Media Corp.-Liberty Formula One, Class C *	549	24,513
Liberty Media Corp-Liberty SiriusXM, Class A *	1,091	47,633
Liberty Media Corp-Liberty SiriusXM, Class C *	2,330	101,378
Lions Gate Entertainment Corp., Class B *	1,179	20,491
Live Nation Entertainment, Inc. *(a)	134	12,075
Lumen Technologies, Inc. (a)	12,564	173,886
Madison Square Garden Entertainment Corp. *	569	50,772
Madison Square Garden Sports Corp. *	86	15,913
Match Group, Inc. *(a)	1,508	216,217
Netflix, Inc. *	16	8,045
New York Times Co., Class A	6,845	293,103
News Corp., Class A	5,856	158,053
News Corp., Class B	2,654	68,181
Nexstar Media Group, Inc., Class A	168	25,521
Omnicom Group, Inc.	3,866	317,940
Sirius XM Holdings, Inc. (a)	7,384	46,150
Spotify Technology SA *	395	95,420
Take-Two Interactive Software, Inc. *	2,463	457,034
Telephone and Data Systems, Inc.	2,515	64,686
T-Mobile US, Inc. *	510	72,139
TripAdvisor, Inc. *	838	36,411
Twitter, Inc. *	1,449	84,042
United States Cellular Corp. *	615	23,216
Verizon Communications, Inc.	2,480	140,095
ViacomCBS, Inc., Class B	1,019	43,226
Vimeo, Inc. *	6,375	267,750
Walt Disney Co. *	118	21,081
Zynga, Inc., Class A *	10,934	118,525

(Cost $5,766,209)		7,597,908

Consumer Discretionary — 10.4%
Advance Auto Parts, Inc.	2,177	413,042
Amazon.com, Inc. *	28	90,246
Aptiv PLC *	878	132,069
AutoNation, Inc. *	2,343	239,291
AutoZone, Inc. *	293	412,134
Best Buy Co., Inc.	6,291	731,266
Booking Holdings, Inc. *	140	330,617
BorgWarner, Inc.	5,035	258,245
Bright Horizons Family Solutions, Inc. *	567	78,376
Brunswick Corp.	1,341	137,090
Burlington Stores, Inc. *	657	212,454
CarMax, Inc. *	1,364	157,119
Carter’s, Inc.	899	91,914
Chegg, Inc. *(a)	220	16,920
Chipotle Mexican Grill, Inc. *	123	168,754
Choice Hotels International, Inc. *	577	69,765
Columbia Sportswear Co.	907	93,176
D.R. Horton, Inc.	8,093	771,182
Dick’s Sporting Goods, Inc.	1,418	138,298
Dollar General Corp.	1,556	315,806
Dollar Tree, Inc. *	1,034	100,815
Domino’s Pizza, Inc. (a)	1,225	522,916
eBay, Inc.	20,657	1,257,598
Etsy, Inc. *	62	10,213
Expedia Group, Inc. *	1,486	262,948
Extended Stay America, Inc.	3,096	61,022
Five Below, Inc. *	392	72,175
Floor & Decor Holdings, Inc., Class A *	437	42,961
Foot Locker, Inc.	2,989	189,174
Ford Motor Co. *	29,221	424,581
frontdoor, Inc. *	944	50,693
Gap, Inc.	2,502	83,692
Garmin Ltd.	3,765	535,534
General Motors Co. *	6,190	367,129
Gentex Corp.	14,459	513,294
Genuine Parts Co.	2,442	320,195
Graham Holdings Co., Class B	55	36,440
Grand Canyon Education, Inc. *	1,510	137,319
Grubhub, Inc. *	702	42,197
H&R Block, Inc. (a)	968	24,026
Hanesbrands, Inc.	8,975	175,371
Harley-Davidson, Inc.	2,910	141,048
Hasbro, Inc.	1,113	106,815
Hilton Worldwide Holdings, Inc. *	1,141	142,933
Home Depot, Inc.	375	119,591
Hyatt Hotels Corp., Class A *	585	45,677
Las Vegas Sands Corp. *	999	57,692
Lear Corp.	1,557	301,062

Leggett & Platt, Inc.	1,840	101,255
Lennar Corp., Class A	4,018	397,822
Lennar Corp., Class B	488	38,215
LKQ Corp. *	5,458	278,140
Lowe’s Cos., Inc.	1,065	207,494
Lululemon Athletica, Inc. *	511	165,119
Marriott International, Inc., Class A *	249	35,751
Mattel, Inc. *	1,145	24,285
McDonald’s Corp.	557	130,277
Mohawk Industries, Inc. *	1,108	233,433
Newell Brands, Inc.	9,075	260,362
NIKE, Inc., Class B	384	52,401
NVR, Inc. *	116	566,919
Ollie’s Bargain Outlet Holdings, Inc. *(a)	1,322	114,274
O’Reilly Automotive, Inc. *	665	355,855
Penske Automotive Group, Inc.	139	11,897
Polaris, Inc.	1,444	189,482
Pool Corp.	1,254	547,434
PulteGroup, Inc.	7,059	407,940
PVH Corp. *	177	20,323
Qurate Retail, Inc., Series A	11,318	154,264
Ralph Lauren Corp. *	557	69,113
Ross Stores, Inc.	2,232	282,102
Service Corp. International	4,475	237,264
Skechers U.S.A., Inc., Class A *	1,037	49,257
Starbucks Corp.	147	16,740
Tapestry, Inc. *	449	20,156
Target Corp.	3,837	870,692
Terminix Global Holdings, Inc. *	2,320	114,469
Thor Industries, Inc.	1,520	186,960
TJX Cos., Inc.	4,636	313,115
Toll Brothers, Inc.	1,777	115,931
Tractor Supply Co.	4,703	854,535
Travel + Leisure Co.	1,072	69,841
Ulta Beauty, Inc. *	433	149,541
Under Armour, Inc., Class A *	803	18,132
Vail Resorts, Inc. *	379	123,888
VF Corp.	683	54,449
Wendy’s Co.	591	13,723
Whirlpool Corp. (a)	3,315	785,953
Williams-Sonoma, Inc. (a)	1,878	318,396
Yum China Holdings, Inc.	6,045	408,884
Yum! Brands, Inc.	3,247	389,543

(Cost $14,447,934)		20,758,501

Consumer Staples — 5.6%
Altria Group, Inc.	3,260	160,457
Archer-Daniels-Midland Co.	613	40,783
Boston Beer Co., Inc., Class A *(a)	113	119,572
Brown-Forman Corp., Class A	517	38,775
Brown-Forman Corp., Class B	1,610	129,380
Bunge Ltd.	150	13,023
Campbell Soup Co.	5,323	259,070
Casey’s General Stores, Inc.	1,817	401,266
Church & Dwight Co., Inc.	5,397	462,685
Clorox Co.	4,684	827,803
Coca-Cola Co.	1,449	80,115
Colgate-Palmolive Co.	4,406	369,135
Conagra Brands, Inc.	12,786	487,147
Constellation Brands, Inc., Class A	956	229,172
Costco Wholesale Corp.	999	377,892
Energizer Holdings, Inc.	991	45,626
Estee Lauder Cos., Inc., Class A	742	227,438
Flowers Foods, Inc.	10,180	245,236
General Mills, Inc.	13,077	822,020
Hain Celestial Group, Inc. *	4,368	178,040
Herbalife Nutrition Ltd. *	2,199	115,601
Hershey Co.	2,907	503,056
Hormel Foods Corp.	7,262	352,497
Ingredion, Inc.	3,132	297,321
J M Smucker Co. (a)	4,916	655,254
Kellogg Co. (a)	3,831	250,892
Keurig Dr Pepper, Inc. (a)	1,970	72,811
Kimberly-Clark Corp.	3,305	431,732
Kraft Heinz Co.	4,906	213,853
Kroger Co.	6,126	226,539
Lamb Weston Holdings, Inc.	938	77,376
McCormick & Co., Inc.	3,091	275,284
Molson Coors Beverage Co., Class B *	3,169	184,816
Mondelez International, Inc., Class A	4,187	266,000
Monster Beverage Corp. *	3,980	375,195
Nu Skin Enterprises, Inc., Class A	603	36,276
PepsiCo, Inc.	868	128,412
Philip Morris International, Inc.	3,068	295,847
Post Holdings, Inc. *	947	109,407
Procter & Gamble Co.	613	82,663
Reynolds Consumer Products, Inc. (a)	1,443	43,492
Seaboard Corp.	9	32,985
Spectrum Brands Holdings, Inc.	801	71,201
Sprouts Farmers Market, Inc. *(a)	5,063	134,676
Sysco Corp.	736	59,616
TreeHouse Foods, Inc. *(a)	286	13,931
Tyson Foods, Inc., Class A	2,291	182,135
Walgreens Boots Alliance, Inc.	1,175	61,876
Walmart, Inc.	337	47,864

(Cost $9,674,087)		11,113,243

Energy — 0.8%
Baker Hughes Co.	2,937	71,663
Cabot Oil & Gas Corp.	27,312	447,917
Cheniere Energy, Inc. *	1,388	117,841
Chevron Corp.	1,097	113,858
Cimarex Energy Co.	200	13,550
ConocoPhillips	3,403	189,683
EOG Resources, Inc.	1,453	116,734
EQT Corp. *	2,900	60,552

Exxon Mobil Corp.	1,163	67,884
Hess Corp.	247	20,703
HollyFrontier Corp.	377	12,241
Kinder Morgan, Inc.	3,571	65,492
Marathon Petroleum Corp.	1,867	115,381
Phillips 66	676	56,933
Pioneer Natural Resources Co.	919	139,863
Schlumberger N.V.	268	8,396
Valero Energy Corp.	551	44,300
Williams Cos., Inc.	1,193	31,424

(Cost $1,464,393)		1,694,415

Financials — 11.9%
Affiliated Managers Group, Inc.(a)	394	64,616
Aflac, Inc.	3,158	178,995
AGNC Investment Corp. REIT	4,433	82,188
Alleghany Corp. *	221	158,362
Allstate Corp.	4,998	682,777
Ally Financial, Inc.	2,289	125,231
American Express Co.	1,021	163,493
American Financial Group, Inc.	461	61,341
American International Group, Inc.	839	44,333
American National Group, Inc.	308	46,206
Ameriprise Financial, Inc.	868	225,541
Aon PLC, Class A (a)	1,076	272,626
Apollo Global Management, Inc. (a)	6,092	349,315
Arch Capital Group Ltd. *	7,807	311,421
Arthur J Gallagher & Co.	3,348	490,850
Associated Banc-Corp.	1,452	33,381
Assurant, Inc.	1,062	171,141
Athene Holding Ltd., Class A *	214	13,403
Axis Capital Holdings Ltd.	1,266	67,908
Bank of America Corp.	800	33,912
Bank of Hawaii Corp. (a)	456	40,921
Bank of New York Mellon Corp.	1,486	77,391
Bank OZK	1,057	45,144
Berkshire Hathaway, Inc., Class B *	1,029	297,834
BlackRock, Inc.	210	184,178
Brown & Brown, Inc.	7,184	377,304
Capital One Financial Corp.	1,576	253,389
Carlyle Group, Inc.	902	39,363
Cboe Global Markets, Inc.	1,510	168,063
Charles Schwab Corp.	811	59,892
Chubb Ltd.	1,242	211,128
Cincinnati Financial Corp.	4,390	534,307
Citigroup, Inc.	414	32,586
Citizens Financial Group, Inc.	1,423	71,008
CME Group, Inc.	338	73,941
CNA Financial Corp.	575	27,491
Comerica, Inc.	560	43,954
Commerce Bancshares, Inc. (a)	1,354	105,450
Credit Acceptance Corp. *(a)	170	76,068
Cullen/Frost Bankers, Inc.	512	61,804
Discover Financial Services	1,233	144,582
East West Bancorp, Inc.	1,380	103,196
Erie Indemnity Co., Class A (a)	1,559	313,562
Evercore, Inc., Class A	3,892	567,687
Everest Re Group Ltd.	1,127	292,975
FactSet Research Systems, Inc.	1,597	533,973
Fidelity National Financial, Inc.	9,053	425,400
Fifth Third Bancorp	2,285	96,290
First American Financial Corp.	5,010	322,193
First Citizens BancShares, Inc., Class A (a)	91	78,315
First Hawaiian, Inc.	887	24,978
First Horizon Corp.	1,760	33,563
First Republic Bank	708	135,540
FNB Corp.	1,858	24,916
Franklin Resources, Inc. (a)	4,188	143,271
Globe Life, Inc.	1,939	204,409
Goldman Sachs Group, Inc.	499	185,638
Hanover Insurance Group, Inc.	1,337	186,498
Hartford Financial Services Group, Inc.	3,475	227,091
Huntington Bancshares, Inc.	4,880	77,397
Interactive Brokers Group, Inc., Class A	1,223	82,259
Intercontinental Exchange, Inc.	1,119	126,313
Invesco Ltd.	4,808	137,172
Jefferies Financial Group, Inc.	7,284	234,035
JPMorgan Chase & Co.	160	26,278
Kemper Corp.	2,583	193,389
KeyCorp	3,110	71,654
KKR & Co., Inc.	2,340	130,315
Lazard Ltd., Class A	5,882	277,513
Loews Corp.	1,974	115,242
LPL Financial Holdings, Inc.	2,223	328,737
M&T Bank Corp.	548	88,058
Markel Corp. *	393	481,618
MarketAxess Holdings, Inc.	739	344,773
Marsh & McLennan Cos., Inc.	2,777	384,198
Mercury General Corp.	2,372	150,859
MetLife, Inc.	2,027	132,485
MGIC Investment Corp.	8,788	129,359
Moody’s Corp.	1,168	391,689
Morgan Stanley	4,038	367,256
Morningstar, Inc.	996	235,046
MSCI, Inc.	1,335	624,954
Nasdaq, Inc.	2,333	390,684
New York Community Bancorp, Inc.	3,069	36,736
Northern Trust Corp.	910	110,283
Old Republic International Corp.	13,565	356,217
PacWest Bancorp	381	17,210
People’s United Financial, Inc.	2,949	55,766
Pinnacle Financial Partners, Inc.	550	50,006
PNC Financial Services Group, Inc.	564	109,800
Popular, Inc.	744	60,718
Primerica, Inc.	842	136,581

Principal Financial Group, Inc.	1,788	116,917
Progressive Corp.	18,693	1,852,102
Prosperity Bancshares, Inc.	512	38,528
Prudential Financial, Inc.	977	104,510
Raymond James Financial, Inc.	2,074	274,992
Regions Financial Corp.	3,806	89,098
Reinsurance Group of America, Inc.	461	58,100
RenaissanceRe Holdings Ltd.	1,328	204,671
Rocket Cos., Inc., Class A (a)	8,120	143,805
S&P Global, Inc.	1,038	393,890
Santander Consumer USA Holdings, Inc.	414	15,691
SEI Investments Co.	3,539	224,514
Signature Bank	267	66,683
SLM Corp.	7,454	150,943
Starwood Property Trust, Inc. REIT	895	22,724
State Street Corp.	1,369	119,076
Sterling Bancorp	472	12,574
SVB Financial Group *	304	177,199
Synchrony Financial	6,007	284,792
Synovus Financial Corp.	475	23,332
T. Rowe Price Group, Inc.	4,936	944,504
TCF Financial Corp.	218	10,355
Tradeweb Markets, Inc., Class A	1,578	132,205
Travelers Cos., Inc.	2,533	404,520
Truist Financial Corp.	711	43,926
Umpqua Holdings Corp.	659	12,574
Unum Group	1,310	40,571
US Bancorp	1,344	81,688
Voya Financial, Inc.	586	38,395
W.R. Berkley Corp.	2,432	189,672
Webster Financial Corp.	546	30,947
Wells Fargo & Co.	608	28,406
Western Alliance Bancorp	736	73,607
White Mountains Insurance Group Ltd.	156	186,164
Willis Towers Watson PLC	834	217,974
Wintrust Financial Corp.	141	11,339
Zions Bancorp NA	1,171	67,777

(Cost $17,406,134)		23,745,698

Health Care — 13.6%
Abbott Laboratories	1,095	127,732
AbbVie, Inc.	1,818	205,798
ABIOMED, Inc. *	857	243,885
Acadia Healthcare Co., Inc. *(a)	1,031	66,355
Acceleron Pharma, Inc. *	78	10,209
Agilent Technologies, Inc.	3,326	459,420
Alexion Pharmaceuticals, Inc. *	4,557	804,538
Align Technology, Inc. *	329	194,159
Amedisys, Inc. *	654	168,974
American Well Corp., Class A *	563	7,009
AmerisourceBergen Corp.	2,814	322,878
Amgen, Inc.	883	210,101
Anthem, Inc.	1,641	653,479
Baxter International, Inc.	3,206	263,277
Becton Dickinson and Co.	330	79,824
Biogen, Inc. *	1,069	285,936
BioMarin Pharmaceutical, Inc. *	274	21,180
Bio-Rad Laboratories, Inc., Class A *	1,822	1,097,518
Bio-Techne Corp.	1,104	456,868
Boston Scientific Corp. *	497	21,147
Bruker Corp.	1,641	113,951
Cardinal Health, Inc.	7,985	447,719
Catalent, Inc. *	1,378	144,456
Centene Corp. *	5,845	430,192
Cerner Corp.	5,979	467,857
Charles River Laboratories International, Inc. *	1,014	342,722
Chemed Corp.	707	347,377
Cigna Corp.	3,251	841,521
Cooper Cos., Inc.	699	275,022
CVS Health Corp.	5,984	517,257
Danaher Corp.	808	206,961
DaVita, Inc. *	7,492	899,564
DENTSPLY SIRONA, Inc.	2,954	197,682
Dexcom, Inc. *	61	22,533
Edwards Lifesciences Corp. *	2,796	268,136
Elanco Animal Health, Inc. *	803	28,892
Eli Lilly & Co.	1,671	333,766
Encompass Health Corp.	3,154	270,582
Envista Holdings Corp. *	182	7,943
Exelixis, Inc. *	2,037	45,934
Gilead Sciences, Inc.	4,401	290,950
Globus Medical, Inc., Class A *	1,764	127,114
Haemonetics Corp. *	705	39,804
HCA Healthcare, Inc.	1,164	250,016
Henry Schein, Inc. *	8,734	664,133
Hill-Rom Holdings, Inc.	1,138	126,637
Hologic, Inc. *	8,432	531,722
Horizon Therapeutics PLC *	1,246	114,208
Humana, Inc.	2,362	1,033,847
ICU Medical, Inc. *	536	111,520
IDEXX Laboratories, Inc. *	873	487,230
Illumina, Inc. *	354	143,597
Incyte Corp. *	1,074	89,980
Insulet Corp. *	461	124,318
Integra LifeSciences Holdings Corp. *	837	57,795
Intuitive Surgical, Inc. *	335	282,130
Ionis Pharmaceuticals, Inc. *(a)	376	14,006
IQVIA Holdings, Inc. *	843	202,455
Jazz Pharmaceuticals PLC *	2,068	368,373
Johnson & Johnson	410	69,393
Laboratory Corp. of America Holdings *	1,900	521,512
Masimo Corp. *	1,511	325,772
McKesson Corp.	8,742	1,681,873
Medtronic PLC	865	109,500

Merck & Co., Inc.	1,304	98,961
Mettler-Toledo International, Inc. *	438	569,816
Molina Healthcare, Inc. *	1,192	299,621
Neurocrine Biosciences, Inc. *	91	8,756
Penumbra, Inc. *	594	147,971
PerkinElmer, Inc.	1,598	231,822
Perrigo Co. PLC	1,392	64,227
Pfizer, Inc.	3,074	119,056
PPD, Inc. *	1,733	79,926
PRA Health Sciences, Inc. *	1,117	190,918
Premier, Inc., Class A	4,948	163,284
QIAGEN NV *	2,241	110,616
Quest Diagnostics, Inc.	4,557	600,020
Quidel Corp. *(a)	268	31,653
Regeneron Pharmaceuticals, Inc. *	760	381,847
Repligen Corp. *	433	79,070
ResMed, Inc.	2,385	490,952
Royalty Pharma PLC, Class A (a)	2,353	94,402
Seagen, Inc. *	265	41,168
STERIS PLC	2,569	490,319
Stryker Corp.	607	154,949
Syneos Health, Inc. *	409	35,951
Teladoc Health, Inc. *	56	8,432
Teleflex, Inc.	358	143,984
Thermo Fisher Scientific, Inc.	250	117,375
United Therapeutics Corp. *	108	20,077
UnitedHealth Group, Inc.	317	130,579
Universal Health Services, Inc., Class B	1,951	311,438
Veeva Systems, Inc., Class A *	1,116	325,135
Vertex Pharmaceuticals, Inc. *	576	120,171
Viatris, Inc.	6,094	92,873
Waters Corp. *	1,330	428,593
West Pharmaceutical Services, Inc.	2,162	751,317
Zimmer Biomet Holdings, Inc.	1,027	172,875
Zoetis, Inc.	1,576	278,448

(Cost $21,138,800)		27,064,841

Industrials — 19.5%
3M Co.	991	201,213
A O Smith Corp.	9,359	665,144
Acuity Brands, Inc.	730	135,597
AECOM *	828	53,828
AGCO Corp.	3,016	417,324
Alaska Air Group, Inc. *	1,651	114,249
Allegion PLC	1,653	232,213
Allison Transmission Holdings, Inc.	4,347	183,922
AMERCO	347	199,539
AMETEK, Inc.	2,652	358,285
Armstrong World Industries, Inc.	875	93,056
Array Technologies, Inc. *	1,406	22,918
Axon Enterprise, Inc. *	310	43,583
AZEK Co., Inc. *	532	23,158
Booz Allen Hamilton Holding Corp.	4,541	385,667
BWX Technologies, Inc.	1,787	111,759
C.H. Robinson Worldwide, Inc.	5,827	565,336
CACI International, Inc., Class A *	1,190	303,402
Carlisle Cos., Inc.	1,816	349,253
Carrier Global Corp.	12,519	574,998
Caterpillar, Inc.	1,550	373,674
Cintas Corp.	917	324,196
Clean Harbors, Inc. *	397	36,961
Copart, Inc. *	3,546	457,469
CoreLogic, Inc.	2,384	189,528
CoStar Group, Inc. *	404	345,016
Crane Co.	680	64,933
CSX Corp.	3,613	361,734
Cummins, Inc.	5,661	1,456,462
Curtiss-Wright Corp.	791	99,128
Deere & Co.	1,030	371,933
Delta Air Lines, Inc. *	2,379	113,431
Donaldson Co., Inc.	3,216	198,073
Dover Corp.	2,284	343,742
Eaton Corp. PLC	4,611	669,748
Emerson Electric Co.	3,500	334,915
Equifax, Inc.	462	108,588
Expeditors International of Washington, Inc.	8,043	1,010,925
Fastenal Co.	12,385	656,900
FedEx Corp.	439	138,202
Flowserve Corp.	461	19,542
Fortive Corp.	2,091	151,639
Fortune Brands Home & Security, Inc.	4,434	457,411
FTI Consulting, Inc. *	1,519	208,938
Generac Holdings, Inc. *	1,256	412,872
General Dynamics Corp.	1,520	288,663
General Electric Co.	6,278	88,269
Graco, Inc.	7,480	566,386
HEICO Corp.	443	62,224
HEICO Corp., Class A	1,096	145,176
Hexcel Corp. *(a)	593	35,260
Honeywell International, Inc.	831	191,886
Howmet Aerospace, Inc. *	2,757	97,818
Hubbell, Inc.	2,054	391,575
Huntington Ingalls Industries, Inc.	715	154,590
IAA, Inc. *	1,179	67,168
IDEX Corp.	1,768	393,663
IHS Markit Ltd.	1,646	173,340
Illinois Tool Works, Inc.	1,785	413,692
Ingersoll Rand, Inc. *	1,065	52,867
ITT, Inc.	2,676	251,276
Jacobs Engineering Group, Inc.	4,903	696,618
JB Hunt Transport Services, Inc.	4,239	727,158
JetBlue Airways Corp. *	2,851	57,305
Johnson Controls International PLC	7,133	474,630
Kansas City Southern	2,017	600,421
Kirby Corp. *	474	30,966

Knight-Swift Transportation Holdings, Inc.	8,715	415,967
L3Harris Technologies, Inc.	91	19,843
Landstar System, Inc.	3,355	572,028
Leidos Holdings, Inc.	5,721	587,833
Lennox International, Inc.	985	344,681
Lincoln Electric Holdings, Inc.	3,009	386,897
Lockheed Martin Corp.	859	328,310
Macquarie Infrastructure Corp.	496	17,300
ManpowerGroup, Inc.	2,325	281,302
Masco Corp.	9,060	546,409
Mercury Systems, Inc. *	966	63,225
Middleby Corp. *	869	142,759
MSA Safety, Inc. (a)	864	145,204
MSC Industrial Direct Co., Inc., Class A	4,120	388,928
Nielsen Holdings PLC	3,016	82,065
Nordson Corp.	1,159	256,939
Norfolk Southern Corp.	1,451	407,586
Northrop Grumman Corp.	853	312,087
nVent Electric PLC	862	28,049
Old Dominion Freight Line, Inc.	2,485	659,643
Oshkosh Corp.	691	90,825
Otis Worldwide Corp.	5,029	393,922
Owens Corning	3,255	347,146
PACCAR, Inc.	7,557	691,919
Parker-Hannifin Corp.	509	156,848
Pentair PLC (a)	4,281	295,261
Quanta Services, Inc.	7,273	693,481
Raytheon Technologies Corp.	1,239	109,912
Regal Beloit Corp.	2,758	392,270
Republic Services, Inc.	3,750	409,425
Robert Half International, Inc.	5,106	453,362
Rockwell Automation, Inc.	931	245,523
Rollins, Inc. (a)	4,548	155,041
Roper Technologies, Inc.	803	361,358
Ryder System, Inc.	2,064	168,815
Schneider National, Inc., Class B	6,367	155,928
Science Applications International Corp.	4,812	432,406
Sensata Technologies Holding PLC *	1,504	89,383
Snap-on, Inc.	2,431	618,981
Southwest Airlines Co. *	8,839	543,245
Stanley Black & Decker, Inc.	1,473	319,346
Stericycle, Inc. *	797	62,612
Teledyne Technologies, Inc. *	577	242,034
Textron, Inc.	5,206	356,455
Timken Co.	2,353	208,123
Toro Co.	1,313	145,861
Trane Technologies PLC	4,354	811,586
TransDigm Group, Inc. *	106	68,777
TransUnion	1,737	185,859
Trex Co., Inc. *(a)	1,821	177,384
Trinity Industries, Inc. (a)	2,114	58,727
Union Pacific Corp.	807	181,357
United Parcel Service, Inc., Class B	1,452	311,599
United Rentals, Inc. *	825	275,517
Valmont Industries, Inc.	1,011	250,728
Verisk Analytics, Inc.	1,388	239,888
Vertiv Holdings Co.	3,629	90,072
W.W. Grainger, Inc.	1,117	516,233
Waste Management, Inc.	4,025	566,237
Watsco, Inc. (a)	2,161	629,715
Westinghouse Air Brake Technologies Corp.	120	9,931
Woodward, Inc.	572	72,747
XPO Logistics, Inc. *	576	84,632
Xylem, Inc.	3,551	419,444

(Cost $27,831,560)		38,978,325

Information Technology — 18.1%
Accenture PLC, Class A	909	256,483
Adobe, Inc. *	323	162,979
Advanced Micro Devices, Inc. *	174	13,934
Akamai Technologies, Inc. *	3,111	355,307
Allegro MicroSystems, Inc. *	809	21,204
Amdocs Ltd.	7,575	591,608
Amphenol Corp., Class A	6,610	444,589
Analog Devices, Inc.	2,019	332,327
ANSYS, Inc. *	1,281	432,901
Apple, Inc.	3,159	393,643
Applied Materials, Inc.	5,657	781,401
Arista Networks, Inc. *	1,258	426,940
Arrow Electronics, Inc. *	4,776	574,696
Aspen Technology, Inc. *	2,142	292,319
Atlassian Corp. PLC, Class A *	454	105,909
Autodesk, Inc. *	1,010	288,719
Automatic Data Processing, Inc.	1,612	315,984
Avnet, Inc.	2,608	114,909
Black Knight, Inc. *	2,807	206,006
Broadcom, Inc.	261	123,278
Broadridge Financial Solutions, Inc.	4,120	657,058
Cadence Design Systems, Inc. *	7,310	928,297
CDK Global, Inc.	1,993	104,314
CDW Corp.	3,413	564,578
Ceridian HCM Holding, Inc. *(a)	285	25,496
Ciena Corp. *	4,317	228,240
Cirrus Logic, Inc. *	1,806	140,994
Cisco Systems, Inc.	3,461	183,087
Citrix Systems, Inc.	5,935	682,288
Cognex Corp.	2,745	217,926
Cognizant Technology Solutions Corp., Class A	13,831	989,746
Concentrix Corp. *	2,912	444,721
Corning, Inc.	16,139	704,145
Coupa Software, Inc. *	84	20,009
Dell Technologies, Inc., Class C *	6,754	666,215
Dolby Laboratories, Inc., Class A	3,551	346,365
Dropbox, Inc., Class A *	3,170	86,700

Duck Creek Technologies, Inc. *(a)	259	10,181
EchoStar Corp., Class A *	556	14,728
Entegris, Inc.	3,224	368,987
EPAM Systems, Inc. *	1,757	839,143
Euronet Worldwide, Inc. *	258	38,607
Everbridge, Inc. *(a)	168	19,740
F5 Networks, Inc. *	3,091	573,164
Fair Isaac Corp. *	475	240,379
First Solar, Inc. *	553	42,089
Five9, Inc. *	311	55,078
FleetCor Technologies, Inc. *	378	103,738
Fortinet, Inc. *	2,035	444,729
Gartner, Inc. *	990	229,522
Genpact Ltd.	3,501	160,136
Globant SA *	545	118,739
GoDaddy, Inc., Class A *	1,974	159,815
Guidewire Software, Inc. *	694	67,832
Hewlett Packard Enterprise Co.	7,390	117,944
HP, Inc.	35,844	1,047,720
HubSpot, Inc. *	24	12,105
Intel Corp.	3,573	204,090
International Business Machines Corp.	1,388	199,511
Intuit, Inc.	1,191	522,956
IPG Photonics Corp. *	959	200,680
Jabil, Inc.	5,049	285,016
Jack Henry & Associates, Inc.	2,262	348,687
Juniper Networks, Inc.	7,503	197,554
Keysight Technologies, Inc. *	2,482	353,387
KLA Corp.	2,847	902,186
Lam Research Corp.	688	447,097
Littelfuse, Inc.	505	131,926
Lumentum Holdings, Inc. *(a)	404	32,874
Manhattan Associates, Inc. *	1,179	160,320
Marvell Technology, Inc.	7,444	359,545
Mastercard, Inc., Class A	119	42,909
Maxim Integrated Products, Inc.	9,003	918,396
McAfee Corp., Class A (a)	1,818	45,686
Microchip Technology, Inc.	1,193	187,241
Micron Technology, Inc. *	2,784	234,246
Microsoft Corp.	1,186	296,120
MKS Instruments, Inc.	246	46,305
Monolithic Power Systems, Inc.	1,420	487,230
Motorola Solutions, Inc.	1,812	372,022
National Instruments Corp.	3,546	144,677
NCR Corp. *	1,011	48,730
NetApp, Inc.	6,694	517,915
NortonLifeLock, Inc.	42,887	1,186,254
Nuance Communications, Inc. *	6,622	350,304
NVIDIA Corp.	79	51,333
ON Semiconductor Corp. *	442	17,698
Oracle Corp.	2,950	232,283
Palo Alto Networks, Inc. *	635	230,664
Paychex, Inc.	4,247	429,542
Paycom Software, Inc. *	452	148,979
Paylocity Holding Corp. *	447	75,914
PayPal Holdings, Inc. *	414	107,648
Pegasystems, Inc.	969	114,478
Proofpoint, Inc. *	310	53,571
PTC, Inc. *	1,095	146,883
Qorvo, Inc. *	2,088	381,519
QUALCOMM, Inc.	954	128,351
salesforce.com, Inc. *	213	50,715
ServiceNow, Inc. *	425	201,399
Skyworks Solutions, Inc.	3,646	619,820
SolarEdge Technologies, Inc. *	128	33,025
Square, Inc., Class A *(a)	131	29,150
SS&C Technologies Holdings, Inc.	3,664	270,660
Switch, Inc., Class A	1,855	35,004
SYNNEX Corp.	4,095	518,427
Synopsys, Inc. *	3,601	915,878
Teradata Corp. *	1,374	65,773
Teradyne, Inc.	5,233	692,588
Texas Instruments, Inc.	2,272	431,271
Trimble, Inc. *	3,774	293,579
Tyler Technologies, Inc. *	1,143	460,812
Ubiquiti, Inc. (a)	88	26,534
Universal Display Corp.	240	51,806
VeriSign, Inc. *	2,228	489,982
Visa, Inc., Class A	208	47,278
VMware, Inc., Class A *(a)	654	103,260
Vontier Corp. *	7,167	251,418
Western Digital Corp. *	193	14,519
Western Union Co.	10,186	249,251
WEX, Inc. *	103	20,179
Workday, Inc., Class A *	460	105,211
Xerox Holdings Corp.	2,097	49,175
Xilinx, Inc.	4,362	553,974
Zebra Technologies Corp., Class A *	735	365,332
Zendesk, Inc. *(a)	421	57,534

(Cost $26,263,675)		36,235,972

Materials — 7.1%
Air Products and Chemicals, Inc.	1,227	367,683
Albemarle Corp.	1,761	294,228
Amcor PLC	31,539	372,160
AptarGroup, Inc.	2,410	355,017
Ardagh Group SA	493	12,182
Ashland Global Holdings, Inc.	340	32,246
Avery Dennison Corp.	1,971	434,665
Axalta Coating Systems Ltd. *	3,048	98,877
Ball Corp.	4,448	365,448
Berry Global Group, Inc. *	9,509	648,609
Cabot Corp.	562	35,732
Celanese Corp.	3,026	500,652
CF Industries Holdings, Inc.	1,493	79,383

Corteva, Inc.	5,004	227,682
Crown Holdings, Inc.	4,574	472,220
Dow, Inc.	1,334	91,272
DuPont de Nemours, Inc.	2,498	211,306
Eagle Materials, Inc. *	702	103,025
Eastman Chemical Co.	4,407	552,638
Ecolab, Inc.	987	212,284
Element Solutions, Inc.	2,122	49,633
FMC Corp.	1,879	219,260
Graphic Packaging Holding Co.	11,770	208,094
Huntsman Corp.	3,219	91,355
International Flavors & Fragrances, Inc.	1,615	228,797
International Paper Co.	14,254	899,427
Linde PLC	832	250,099
LyondellBasell Industries NV, Class A	2,744	309,029
Martin Marietta Materials, Inc.	626	227,645
Mosaic Co.	384	13,878
NewMarket Corp.	168	57,663
Newmont Corp.	2,399	176,278
Nucor Corp.	8,764	898,660
Olin Corp.	3,039	148,577
Packaging Corp. of America	4,329	643,506
PPG Industries, Inc.	2,137	384,062
Reliance Steel & Aluminum Co.	5,113	859,342
Royal Gold, Inc.	780	96,541
RPM International, Inc.	3,504	327,729
Scotts Miracle-Gro Co.	3,421	743,623
Sealed Air Corp.	2,471	140,501
Sherwin-Williams Co.	873	247,522
Silgan Holdings, Inc.	5,251	221,225
Sonoco Products Co.	2,728	184,194
Southern Copper Corp.	704	49,097
Steel Dynamics, Inc.	6,317	394,370
Valvoline, Inc.	3,096	102,168
Vulcan Materials Co.	1,171	214,668
W.R. Grace & Co.	429	29,395
Westlake Chemical Corp.	584	58,908
Westrock Co.	3,998	233,163

(Cost $10,081,164)		14,175,718

Real Estate — 4.0%
Alexandria Real Estate Equities, Inc. REIT	617	109,986
American Campus Communities, Inc. REIT	390	18,392
American Homes 4 Rent, Class A REIT	2,235	85,086
American Tower Corp. REIT	513	131,051
Americold Realty Trust REIT	1,617	61,478
Apartment Income REIT Corp. REIT	4,575	213,104
Apartment Investment and Management Co., Class A REIT	4,581	32,296
AvalonBay Communities, Inc. REIT	855	176,934
Boston Properties, Inc. REIT	486	57,134
Brixmor Property Group, Inc. REIT	2,110	47,918
Camden Property Trust REIT	1,080	135,410
CBRE Group, Inc., Class A *	7,885	692,145
CoreSite Realty Corp. REIT	957	116,036
Corporate Office Properties Trust REIT	3,628	100,133
Cousins Properties, Inc. REIT	1,093	40,539
Crown Castle International Corp. REIT	579	109,721
CubeSmart REIT	4,423	193,683
CyrusOne, Inc. REIT	695	51,256
Digital Realty Trust, Inc. REIT	1,117	169,293
Douglas Emmett, Inc. REIT	2,383	82,738
Duke Realty Corp. REIT	7,912	367,592
Equinix, Inc. REIT	153	112,718
Equity Commonwealth REIT	10,710	293,882
Equity LifeStyle Properties, Inc. REIT	2,437	172,686
Equity Residential REIT	2,168	167,912
Essex Property Trust, Inc. REIT	513	151,484
Extra Space Storage, Inc. REIT	2,392	358,346
Federal Realty Investment Trust REIT (a)	604	69,061
First Industrial Realty Trust, Inc. REIT	4,782	242,161
Gaming and Leisure Properties, Inc. REIT	977	45,294
Healthcare Trust of America, Inc., Class A REIT	1,010	27,684
Healthpeak Properties, Inc. REIT	778	25,970
Highwoods Properties, Inc. REIT	886	40,472
Host Hotels & Resorts, Inc. REIT *	13,341	229,065
Invitation Homes, Inc. REIT	1,481	53,716
Iron Mountain, Inc. REIT (a)	3,191	138,936
JBG SMITH Properties REIT	768	24,737
Jones Lang LaSalle, Inc. *	744	150,474
Kilroy Realty Corp. REIT	489	34,333
Kimco Realty Corp. REIT	1,939	41,320
Lamar Advertising Co., Class A REIT	1,750	183,435
Life Storage, Inc. REIT	3,157	313,932
Medical Properties Trust, Inc. REIT	5,107	108,115
Mid-America Apartment Communities, Inc. REIT	1,053	169,217
National Retail Properties, Inc. REIT	1,430	66,281
Omega Healthcare Investors, Inc. REIT	466	17,065
Prologis, Inc. REIT	1,525	179,706
Public Storage REIT	1,958	553,096
Rayonier, Inc. REIT	1,000	38,190
Realty Income Corp. REIT	998	68,263
Regency Centers Corp. REIT	481	31,073
Rexford Industrial Realty, Inc. REIT	1,001	55,285
SBA Communications Corp. REIT	278	82,877
Simon Property Group, Inc. REIT	329	42,273
SL Green Realty Corp. REIT	305	24,162
Spirit Realty Capital, Inc. REIT	651	30,766
STORE Capital Corp. REIT	1,459	50,190
Sun Communities, Inc. REIT	389	65,126
UDR, Inc. REIT	1,573	74,922
Ventas, Inc. REIT	207	11,478
VICI Properties, Inc. REIT (a)	2,981	92,799

Vornado Realty Trust REIT	3,309	156,450
Weingarten Realty Investors REIT	2,949	96,639
Welltower, Inc. REIT	159	11,888
Weyerhaeuser Co. REIT	678	25,737
WP Carey, Inc. REIT	1,077	81,260

(Cost $6,386,484)		8,002,401

Utilities — 4.9%
AES Corp.	15,448	392,534
Alliant Energy Corp.	4,046	231,229
Ameren Corp.	5,745	483,729
American Electric Power Co., Inc.	2,861	246,046
American Water Works Co., Inc.	2,453	380,264
Atmos Energy Corp.	2,009	199,233
Avangrid, Inc. (a)	1,225	64,533
CenterPoint Energy, Inc.	6,671	168,776
CMS Energy Corp.	5,516	346,074
Consolidated Edison, Inc.	4,014	310,041
Dominion Energy, Inc.	1,889	143,828
DTE Energy Co.	2,811	387,890
Duke Energy Corp.	4,108	411,704
Edison International	1,466	81,905
Entergy Corp.	3,222	339,148
Essential Utilities, Inc.	2,098	100,284
Evergy, Inc.	5,981	370,762
Eversource Energy	3,386	274,909
Exelon Corp.	11,951	539,229
FirstEnergy Corp.	3,202	121,388
Hawaiian Electric Industries, Inc.	3,004	129,322
IDACORP, Inc.	1,278	125,180
MDU Resources Group, Inc.	5,022	169,041
National Fuel Gas Co.	2,641	137,042
NextEra Energy, Inc.	2,310	169,138
NiSource, Inc.	11,221	286,136
NRG Energy, Inc.	5,184	166,666
OGE Energy Corp.	4,462	153,939
Pinnacle West Capital Corp.	2,991	252,979
PPL Corp.	9,098	264,843
Public Service Enterprise Group, Inc.	8,261	513,173
Sempra Energy	1,606	217,597
Southern Co.	5,565	355,715
UGI Corp.	4,673	215,192
Vistra Corp.	12,244	197,985
WEC Energy Group, Inc.	3,951	371,038
Xcel Energy, Inc.	6,659	471,990

(Cost $8,803,006)		9,790,482

TOTAL COMMON STOCKS (Cost $149,263,446)		199,157,504

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $181,210)	181,210	181,210

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.03% (b) (Cost $353,224)	353,224	353,224

TOTAL INVESTMENTS — 100.0% (Cost $149,797,880)		199,691,938
Other assets and liabilities, net — (0.0)%		(70,254)

NET ASSETS — 100.0%		$199,621,684

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL —0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
50,625	130,585(d)	—	—	—	18	—	181,210	181,210
CASH EQUIVALENTS —0.2%
DWS Government Money Market Series “Institutional Shares”, 0.03% (b)
1,498,098	4,285,280	(5,430,154)	—	—	313	—	353,224	353,224

1,548,723	4,415,865	(5,430,154)	—	—	331	—	534,434	534,434

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $5,897,953, which is 3.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,927,393.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

REIT: Real Estate Investment Trust

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (e)
E-Mini S&P 500 Futures	USD	2	$395,815	$420,240	6/18/2021	$24,425

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$199,157,504	$–	$–	$199,157,504
Short-Term Investments (f)	534,434	–	–	534,434
Derivatives (g)
Futures Contracts	24,425	–	–	24,425

TOTAL	$199,716,363	$–	$–	$199,716,363

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.